Collection Period Ended 30-Apr-2013
Principal
Note
Payment
Factor
0.00
0.000000
0.00
0.000000
36,779,101.94
0.570892
0.00
1.000000
36,779,101.94
Interest & Principal
Payment
0.00
0.00
36,987,530.04
134,708.33
$37,122,238.37
Mercedes-Benz Auto Receivables Trust 2011-1
Investor Report
Amounts in USD
Dates
Collection Period No.
22
Collection Period (from... to)
1-Apr-2013
30-Apr-2013
Determination Date
13-May-2013
Record Date
14-May-2013
Distribution Date
15-May-2013
Interest Period of the Class A-1 and A-2 Notes (from... to)
15-Apr-2013
15-May-2013             Actual/360 Days
30
Interest Period of the Class A-3 and A-4 Notes (from... to)
15-Apr-2013
15-May-2013
30/360 Days
30
1-m Libor
0.198700%
Summary
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
495,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
469,000,000.00
0.00
0.00
0.000000
Class A-3 Notes
451,000,000.00
294,251,435.66
257,472,333.72
81.550115
Class A-4 Notes
132,500,000.00
132,500,000.00
132,500,000.00
0.000000
Total Note Balance
1,547,500,000.00
426,751,435.66
389,972,333.72
Overcollateralization
90,968,899.86
108,958,181.84
108,958,181.84
Adjusted Pool Balance
1,638,468,899.86
535,709,617.50
498,930,515.56
Yield Supplement Overcollateralization Amount
53,171,320.50
16,103,823.29
15,050,435.20
Pool Balance
1,691,640,220.36
551,813,440.79
513,980,950.76
Amount
Percentage
Initial Overcollateralization Amount
90,968,899.86
5.55%
Target Overcollateralization Amount
108,958,181.84
6.65%
Current Overcollateralization Amount
108,958,181.84
6.65%
Interest per
Interest & Principal Payment
Interest Rate
Interest Payment
$1000 Face Amount
per $1000 Face Amount
Class A-1 Notes
0.216670%
0.00
0.000000
0.000000
Class A-2 Notes
0.308700%
0.00
0.000000
0.000000
Class A-3 Notes
0.850000%
208,428.10
0.462147
82.012262
Class A-4 Notes
1.220000%
134,708.33
1.016667
1.016667
Total
$343,136.43
Available Funds
Distributions
Principal Collections
37,628,216.02
(1) Total Servicing Fee
459,844.53
Interest Collections
1,734,951.38
Nonrecoverable Advances to the Servicer
0.00
Net Liquidation Proceeds
0.00
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
Recoveries
422,574.01
(3) Interest Distributable Amount Class A Notes
343,136.43
Purchase Amounts
0.00
(4) Priority Principal Distributable Amount
0.00
Advances made by the Servicer
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
0.00
Investment Earnings
0.00
(6) Regular Principal Distributable Amount
36,779,101.94
Available Collections
39,785,741.41
(7) Additional Servicing Fee and Transition Costs
0.00
Paid
Shortfall
Reserve Fund Draw Amount
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
Available Funds
39,785,741.41
(9) Excess Collections to Certificateholders
2,203,658.51
Total Servicing Fee
459,844.53
459,844.53
0.00
Total Trustee Fee
Total Distribution
39,785,741.41
Distribution Detail
Due
0.00
0.00
0.00
Monthly Interest Distributable Amount
343,136.43
343,136.43
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
208,428.10
208,428.10
0.00
thereof on Class A-4 Notes
134,708.33
134,708.33
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
343,136.43
343,136.43
0.00
0.00
Reserve Fund and Investment Earnings
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
36,779,101.94
36,779,101.94
Reserve Fund
Reserve Fund Required Amount
4,096,172.25
Reserve Fund Amount - Beginning Balance
4,096,172.25
Aggregate Principal Distributable Amount
36,779,101.94
36,779,101.94
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
4,096,172.25
Reserve Fund Deficiency
0.00
62,088
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Collection Account
0.00
Investment Earnings for the Collection Period
0.00
36,720
Principal Collections
24,213,943.14
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Receivables
Cutoff Date Pool Balance
1,691,640,220.36
Principal Collections attributable to Full Pay-offs
13,414,272.88
Principal Purchase Amounts
0.00
Principal Gross Losses
Pool Balance beginning of Collection Period
551,813,440.79
204,274.01
Pool Balance end of Collection Period
513,980,950.76
35,096
Pool Factor
30.38%
Number of Receivables
As of Cutoff Date
Current
Weighted Average APR
3.62%
3.63%
Weighted Average Number of Remaining Payments
45.89
28.96
Percentage
Current
510,096,483.98
34,885
99.24%
Weighted Average Seasoning (months)
13.28
33.97
Delinquency Profile *
Amount
31-60 Days Delinquent
2,897,501.75
150
0.56%
61-90 Days Delinquent
835,964.47
49
0.16%
91-120 Days Delinquent
151,000.56
12
0.03%
Total
513,980,950.76
35,096
100.00%
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses
204,274.01
Principal Net Liquidation Proceeds
0.00
Principal Recoveries
415,210.33
-210,936.32
Cumulative Principal Net Losses
3,682,025.89
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance
0.218%
Principal Net Losses